Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Summary of Property and Equipment

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Distribution equipment	$19.3	$19.1
Leasehold improvements	66.1	58.7
Property and equipment	26.0	23.8
Computer equipment and software	236.1	241.6

	347.5	343.2
Less accumulated depreciation and amortization	(260.2)	(254.9)

	87.3	88.3
Land	1.2	1.2

	$88.5	$89.5